Net operating revenue (Tables)	12 Months Ended
Dec. 31, 2021
Net Operating Revenue
Schedule of net operating revenue

Since the Company sells mobile phone credits recharge at its stores, revenues earned are stated on a net basis and recognized in the statement of operations when it is probable that economic benefits will flow to the Company, and their amounts can be reliably measured.

	For the year ended December 31,
	2021	2020	2019

Gross operating revenue
Goods	45,550	39,436	30,487
Services rendered and others	111	100	87
	45,661	39,536	30,574
(-) Revenue deductions
Returns and sales cancellation	(76)	(73)	(57)
Taxes	(3,687)	(3,420)	(2,435)

	(3,763)	(3,493)	(2,492)

Net operating revenue	41,898	36,043	28,082